-------------------------
                                                       |OMB APPROVAL
                                                       |OMB Number: 3235-0570
                                                       |
                                                       |Expires: Nov. 30, 2005
                                                       |
                                                       |Estimated average burden
                                                       |hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-07677
                                       -----------------------------------------

                          Profit Funds Investment Trust
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


    8720 Georgia Avenue, Suite 808   Silver Spring, Maryland    20910
   -----------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                                Eugene A. Profit

Profit Investment Management 8720 Georgia Avenue  Silver Spring, Maryland  20910
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (301) 650-0059
                                                    ----------------

Date of fiscal year end:      September 30, 2003
                          ---------------------------

Date of reporting period:     September 30, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

===============================================================================




                          PROFIT FUNDS INVESTMENT TRUST
                          -----------------------------


                                PROFIT VALUE FUND
                                -----------------










                                  ANNUAL REPORT
                               September 30, 2003













      INVESTMENT ADVISER                                ADMINISTRATOR
 PROFIT INVESTMENT MANAGEMENT                     ULTIMUS FUND SOLUTIONS, LLC
8720 Georgia Avenue, Suite 808                         P.O. Box 46707
Silver Spring, Maryland 20910                    Cincinnati, Ohio 45246-0707
                                                        1.888.744.2337



================================================================================

                          PROFIT INVESTMENT MANAGEMENT
                         8720 Georgia Avenue, Suite 808
                             Silver Spring, MD 20910
                                 (301) 650-0059

--------------------------------------------------------------------------------


November 19, 2003

Letter to Shareholders

Dear Profit Value Fund Shareholder:


     Over the past year the market has rebounded from a period of the worst stock market performance since the 1970's. The economic recession, which we believe ended late last year, caused investors to continue to discount stock prices into early 2003. The 2nd quarter started with renewed optimism, as the markets first responded to the Iraq war's brevity, and then to the renewed hope that stocks were inexpensive compared to other asset classes. In spite of high unemployment, the economy has started to move upwards as GDP growth and other economic indicators such as manufacturing and inventory levels are displaying that the US economy is starting to grow again. The economic information is being reflected in higher corporate earnings as a majority of companies have announced upward earnings improvements compared to last year.

     For the fiscal year ended September 30th, 2003, the Profit Value Fund closed at a net asset value of $15.41 per share. The Fund's total return is 30.04% over the trailing twelve months as compared to the S&P 500 Index of 24.40% which reflects the strong optimism of the investors in the market. The Fund's positive return and out-performance was based on strong stock selection over the market cycle.

     This positive move by the Fund over the past year was established last year when we were optimistic about quality companies that were selling for far less than their true value. A strong correlation that can explain our out-performance can be attributed to the recovery that is underway by the economy. As we mentioned last year, we believed that the contraction in spending would cease and that growth would pick up as companies, after a challenging last year with a combination of a recession and corporate scandals, would be focused on growth of their businesses. Our focus last year was on the technology companies because we believed that the technology sector was an important sector in the US economy. We highlighted one stock in particular, which was Symantec. Our belief with this stock was that IT departments would be selective in the protecting of their existing infrastructures. This company, we believe, was in a position to benefit from this continued effort by companies to improve their technology. Combined with this effort, Symantec was able to institute a price increase which further demonstrates their value added in the market. Since our purchase last year, we have had a 62% increase in the value of the stock and year to date the return is over 52%.

     Also, we have been able to purchase quite a number of companies that based on our valuation were inexpensive towards the end of 2002. Some of the purchases we have added to the portfolio include: Cytyc Corporation, Polaris Industries, Comcast and Corning. Our selection of these companies was based on our strong fundamental research that these companies, despite the slow recovery, continued to have a distinctive business plan that would benefit early in the recovery. As the recovery has moved faster than expected, we are in the process of trimming some of our positions in technology and healthcare because we believe the prices have reached our valuation measures.

     In summary the factors that we believe that have driven the strong outperformance during fiscal year 2003 have been:

          1. Rotation from bonds to stocks as yields on bonds continue to rise.

          2.   The market is recognizing earnings recovery for most companies.

          3. Despite hints of rising interest rates, rates continue to be at a 40 year low.

          4. Although the Iraq war was quick and our occupation has been mired in a guerilla conflict, the markets are relieved that the move into Iraq was over and oil prices have stabilized

          5. GDP growth continues to be strong over the past 2 quarters, which is encouraging news for investors that the economic rebound might be sustainable.

          6. Mutual fund scandals have replaced the corporate scandals but they had limited impact on the markets since investors continue to invest in the market.

          7.   Technology stocks are again the top-performing sector.


     The current market levels have risen above our calculated fundamental valuation. Prices for stocks may be currently trading at a slight premium. As mentioned earlier, we began trimming some names in the Fund to protect the gains we have made and also searching for new names to add. Sectors that we are looking at are the consumer discretionary and telecommunications. We believe that as companies continue to lower their cost structures in these sectors, they are poised for growth as the economy continues to grow. We also believe that a consolidation in the industry is possible which could lead to higher margins for these companies. Some of the names we hold, such as Comcast and Verizon, are market leaders in their industries and are examples of stocks that we believe could be a benefit to the Fund.

     As the economy continues to strengthen, we believe that interest rates will rise which could affect stocks such as homebuilders and financials. We believe that despite the recovery, growth in the homebuilders could be slowed if the Federal Reserve raises interest rates to cool the economy.

     As long-term investors, we believe that the market has returned to the roots of its foundation: trading based on fundamental analysis and not on hype. Companies that will perform well over the next year or two will be companies that have positive earnings through organic growth and not through acquisitions or hype of potential profits in the distant future. We also believe that the recent corporate governance regulations have provided investors the comfort they need to feel secure in investing in the public markets and that the information provided is credible. We believe the companies in the Profit Value Fund are companies that have not only shown leadership in their business strategy but have recognized the importance of putting the investor first in the information provided.

     Looking ahead at the recent concerns with mutual fund scandals, we believe once again that the recent revelations and pursuit by governing authorities to be a great thing for our industry. Our business is about trust and we believe that once these issues are behind us, investors will take comfort with investing in mutual funds. With the recent revelations about many mutual funds having violated the law on after hour trading of their funds, we at Profit Funds have never engaged in these types of transactions. We believe that as long-term investors such transactions should be prohibited from occurring with our Fund. Investors in our Fund should be investing for the long term and avoiding timing the market. We believe that a consistent approach to investing, regardless of the market environment is the most beneficial method of investing.

     Finally, the Profit Value Fund has reached agreement with the Kenwood Growth and Income Fund to merge the assets of that fund into the Profit Value Fund. We are excited by this transaction as it gives more investors the opportunity to experience the benefits of the Profit Investment Management style of investing. We anticipate closing this transaction before the end of 2003.

     We would like to take the opportunity to express our sincere appreciation to our valued and growing family of shareholders, for entrusting your assets to our care and your continued belief in the Profit Value investment style. We look forward to serving your investment needs for many years to come.


Sincerely,

/s/ Eugene A. Profit

Eugene A. Profit
President


                                           PROFIT VALUE FUND

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PROFIT VALUE FUND
                                 VERSUS THE STANDARD & POOR'S 500 INDEX


                 PROFIT VALUE FUND                                         S&P 500 INDEX
                 -----------------                                         -------------
      11/15/96                         9,600                   11/15/96                      10,000
      12/31/96          2.40%          9,830                   12/31/96       0.92%          10,092
      03/31/97          1.86%         10,013                   03/31/97       2.68%          10,363
      06/30/97         11.70%         11,184                   06/30/97      17.46%          12,172
      09/30/97         10.56%         12,365                   09/30/97       7.49%          13,084
      12/31/97         -1.75%         12,149                   12/31/97       2.87%          13,459
      03/31/98          8.87%         13,226                   03/31/98      13.95%          15,337
      06/30/98          1.10%         13,372                   06/30/98       3.30%          15,843
      09/30/98         -8.06%         12,294                   09/30/98      -9.95%          14,267
      12/31/98         30.98%         16,102                   12/31/98      21.30%          17,306
      03/31/99         13.16%         18,222                   03/31/99       4.98%          18,168
      06/30/99         -0.05%         18,213                   06/30/99       7.05%          19,449
      09/30/99         -3.79%         17,522                   09/30/99      -6.24%          18,235
      12/31/99         17.28%         20,549                   12/31/99      14.88%          20,948
      03/31/00          9.00%         22,399                   03/31/00       2.29%          21,428
      06/30/00         -2.69%         21,796                   06/30/00      -2.66%          20,859
      09/30/00          1.41%         22,103                   09/30/00      -0.97%          20,657
      12/31/00        -10.95%         19,683                   12/31/00      -7.82%          19,040
      03/31/01         -9.32%         17,847                   03/31/01     -11.86%          16,782
      06/30/01          7.09%         19,113                   06/30/01       5.85%          17,764
      09/30/01        -20.64%         15,168                   09/30/01     -14.68%          15,157
      12/31/01         16.06%         17,605                   12/31/01      10.69%          16,776
     3/31/2002         -1.32%         17,373                  3/31/2002       0.27%          16,822
     6/30/2002        -13.72%         14,989                  6/30/2002     -13.40%          14,568
     9/30/2002        -16.61%         12,499                  9/30/2002     -17.28%          12,051
    12/31/2002          6.08%         13,259                 12/31/2002       8.44%          13,068
     3/31/2003         -1.27%         13,090                  3/31/2003      -3.15%          12,656
     6/30/2003         17.24%         15,347                  6/30/2003      15.39%          14,604
     9/30/2003          5.91%         16,255                  9/30/2003       2.65%          14,991


------------------------------------------
           PROFIT VALUE FUND
    AVERAGE ANNUAL TOTAL RETURNS (a)
 (FOR PERIODS ENDED SEPTEMBER 30, 2003)

 1 YEAR   5 YEARS   SINCE INCEPTION(b)
 ------   -------   ------------------
 24.88%    4.88%          7.32%
------------------------------------------


Past performance is not predictive of future performance.


(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Initial public offering of shares commenced on November 15, 1996.

PROFIT VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS
Investments in securities:
     At acquisition cost                                             $3,245,954
                                                                     ==========
     At value (Note 1)                                               $3,651,326
Receivable for securities sold                                            4,707
Receivable for capital shares sold                                        2,059
Dividends receivable                                                      2,393
Other assets                                                              8,316
                                                                     ----------
     TOTAL ASSETS                                                     3,668,801
                                                                     ----------

LIABILITIES
Payable for investment securities purchased                              43,840
Payable to Administrator (Note 3)                                         4,500
Other accrued expenses and liabilities                                   25,089
                                                                     ----------
     TOTAL LIABILITIES                                                   73,429
                                                                     ----------

NET ASSETS                                                           $3,595,372
                                                                     ==========

NET ASSETS CONSIST OF:
Paid-in capital                                                      $3,423,112
Accumulated net realized losses from security transactions             (233,112)
Net unrealized appreciation on investments                              405,372
                                                                     ----------
NET ASSETS                                                           $3,595,372
                                                                     ==========

Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                         233,299
                                                                     ==========

Net asset value and redemption price per share (Note 1)              $    15.41
                                                                     ==========

Maximum offering price per share ($15.41/96.00%) (Note 1)            $    16.05
                                                                     ==========


See accompanying notes to financial statements.

PROFIT VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003
-------------------------------------------------------------------------------
INVESTMENT INCOME
     Dividends                                                       $   43,388
                                                                     ----------

EXPENSES
     Investment advisory fees (Note 3)                                   40,683
     Professional fees                                                   34,951
     Accounting services fees (Note 3)                                   22,375
     Administration fees (Note 3)                                        17,900
     Transfer agent fees (Note 3)                                        13,425
     Insurance expense                                                   13,102
     Postage and supplies                                                10,605
     Registration fees                                                    7,408
     Custodian fees                                                       5,187
     Trustees' fees and expenses                                          4,000
     Distribution expense (Note 3)                                        3,787
     Reports to shareholders                                              2,339
     Other expenses                                                       6,382
                                                                     ----------
          TOTAL EXPENSES                                                182,144
     Fees waived and expenses reimbursed (Note 3)                       (64,612)
                                                                     ----------
          NET EXPENSES                                                  117,532
                                                                     ----------

NET INVESTMENT LOSS                                                     (74,144)
                                                                     ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions                       33,594
     Net change in unrealized appreciation/depreciation
      on investments                                                    906,578
                                                                     ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        940,172
                                                                     ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $  866,028
                                                                     ==========


See accompanying notes to financial statements


PROFIT VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------


                                                                                           Year                 Year
                                                                                           Ended                Ended
                                                                                       September 30,        September 30,
                                                                                            2003                 2002
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
      Net investment loss                                                           $        (74,144)    $        (64,972)
      Net realized gains (losses) from security transactions                                  33,594             (260,823)
      Net change in unrealized appreciation/depreciation
         on investments                                                                      906,578             (331,281)
                                                                                    -----------------    -----------------
Net increase (decrease) in net assets from operations                                        866,028             (657,076)
                                                                                    -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                                              160,818              427,784
      Payments for shares redeemed                                                          (555,495)          (1,383,821)
                                                                                    -----------------    -----------------
Net decrease in net assets from capital share transactions                                  (394,677)            (956,037)
                                                                                    -----------------    -----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      471,351           (1,613,113)

NET ASSETS
      Beginning of year                                                                    3,124,021            4,737,134
                                                                                    -----------------    -----------------
      End of year                                                                   $      3,595,372     $      3,124,021
                                                                                    =================    =================


CAPITAL SHARE ACTIVITY
      Shares sold                                                                             11,811               26,741
      Shares redeemed                                                                        (42,088)             (92,610)
                                                                                    -----------------    -----------------
          Net decrease in shares outstanding                                                 (30,277)             (65,869)
      Shares outstanding, beginning of year                                                  263,576              329,445
                                                                                    -----------------    -----------------
      Shares outstanding, end of year                                                        233,299              263,576
                                                                                    =================    =================



See accompanying notes to financial statements.


PROFIT VALUE FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------
                                                                  Year        Year          Year          Year        Year
                                                                 Ended        Ended         Ended         Ended       Ended
                                                                Sept. 30,    Sept. 30,     Sept. 30,     Sept. 30,   Sept. 30,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:      2003         2002          2001          2000        1999
------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year                           $  11.85     $  14.38      $  21.63      $  18.02     $  12.66
                                                               --------     --------      --------      --------     --------

Income (loss) from investment operations:
     Net investment loss                                          (0.32)       (0.25)        (0.22)        (0.15)       (0.12)
     Net realized and unrealized gains (losses)
      on investments                                               3.88        (2.28)        (6.43)         4.75         5.50
                                                               --------     --------      --------      --------     --------
Total from investment operations                                   3.56        (2.53)        (6.65)         4.60         5.38
                                                               --------     --------      --------      --------     --------

   Less distributions:
        Distributions from net realized gains                      --           --           (0.60)        (0.99)       (0.02)
                                                               --------     --------      --------      --------     --------

   Net asset value at end of year                                $15.41       $11.85        $14.38        $21.63       $18.02
                                                               ========     ========      ========      ========     ========

RATIOS AND SUPPLEMENTAL DATA:

   Total return (a)                                               30.04%      (17.59%)      (31.37%)       26.14%       42.52%
                                                               ========     ========      ========      ========     ========

   Net assets at end of year (000's)                             $3,595       $3,124        $4,737        $6,718       $3,911
                                                               ========     ========      ========      ========     ========

   Ratio of net expenses to average net assets (b)                 3.61%        2.25%         2.14%         1.95%        1.95%

   Ratio of net investment loss to average net assets             (2.28%)      (1.46%)       (1.18%)       (0.81%)      (0.82%)

   Portfolio turnover rate                                           30%          53%           52%           47%          23%


(a)  Total returns shown exclude the effect of applicable sales loads.

(b) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 5.59%, 4.72%, 3.91%, 4.24% and 6.87% for the years ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively (Note 3).



See accompanying notes to financial statements.

PROFIT VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
    SHARES        COMMON STOCKS - 98.6%                                VALUE
--------------------------------------------------------------------------------
                  AEROSPACE - 2.8%
    1,300         General Dynamics Corp.                            $   101,478
                                                                       --------

                  BUILDING - 1.7%
    2,000         Toll Brothers, Inc. (a)                                60,840
                                                                       --------

                  CONGLOMERATES - 2.1%
        1         Berkshire Hathaway, Inc. - Class A (a)                 75,000
                                                                       --------

                  CONSUMER STAPLES - 2.7%
    3,000         Sysco Corp.                                            98,130
                                                                       --------

                  DIVERSIFIED MANUFACTURING OPERATIONS - 4.1%
    4,940         General Electric Co.                                  147,261
                                                                       --------

                  FINANCIAL & INSURANCE - 12.8%
    1,500         Bank of America Corp.                                 117,060
    1,500         Fannie Mae                                            105,300
    2,500         MGIC Investment Corp.                                 130,175
    2,775         Washington Mutual, Inc.                               109,252
                                                                       --------
                                                                        461,787
                                                                       --------

                  HEALTHCARE - 19.4%
      800         Apria Healthcare Group, Inc. (a)                       21,904
    2,009         Barr Laboratories, Inc. (a)                           137,034
    1,000         Cardinal Health, Inc.                                  58,390
    1,000         Charles River Laboratories International, Inc. (a)     30,690
    8,000         Cytyc Corp. (a)                                       120,320
    2,000         Guidant Corp.                                          93,700
    3,000         Health Management Associates, Inc.                     65,430
    1,530         Merck & Co., Inc.                                      77,449
    3,000         Pfizer, Inc.                                           91,140
                                                                       --------
                                                                        696,057
                                                                       --------

                  MULTI-MEDIA - 2.8%
    5,000         Walt Disney Co. (The)                                 100,850
                                                                       --------

                  OIL - 3.0%
    1,000         ChevronTexaco Corp.                                    71,450
    1,000         Exxon Mobil Corp.                                      36,600
                                                                       --------
                                                                        108,050
                                                                       --------

PROFIT VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
    SHARES        COMMON STOCKS - 98.6% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

                  PAPER MILLS - 2.9%
    2,000         Kimberly-Clark Corp.                                 $102,640
                                                                       --------

                  RECREATIONAL VEHICLES - 4.1%
    2,000         Polaris Industries, Inc.                              148,300
                                                                       --------

                  RETAIL - 6.4%
    3,100         Home Depot, Inc.                                       98,735
    2,500         Safeway, Inc. (a)                                      57,350
    2,000         Target Corp.                                           75,260
                                                                       --------
                                                                        231,345
                                                                       --------

                  SERVICES - 7.6%
    6,000         Cendant Corp. (a)                                     112,140
    3,617         Comcast Corp. (a)                                     111,693
    2,130         Republic Services, Inc. (a)                            48,223
                                                                       --------
                                                                        272,056
                                                                       --------

                  TECHNOLOGY - 21.5%
    7,110         Cisco Systems, Inc. (a)                               138,929
   15,000         Corning, Inc. (a)                                     141,300
   10,000         EMC Corp. (a)                                         126,300
    5,000         Intel Corp.                                           137,550
    6,000         Microsoft Corp.                                       166,740
    1,000         Symantec Corp. (a)                                     63,020
                                                                       --------
                                                                        773,839
                                                                       --------

                  TELECOMMUNICATIONS - 4.7%
    3,000         SBC Communications, Inc.                               66,750
    3,100         Verizon Communications, Inc.                          100,564
                                                                       --------
                                                                        167,314
                                                                       --------


                  TOTAL COMMON STOCKS (Cost $3,139,575)             $ 3,544,947
                                                                    -----------


--------------------------------------------------------------------------------
    SHARES        SHORT TERM MONEY MARKET SECURITIES - 3.0%           VALUE
--------------------------------------------------------------------------------

    106,379       Fidelity Institutional Cash Portfolio - Government
                   (Cost $106,379)                                   $  106,379
                                                                     ----------

                  TOTAL INVESTMENTS AT VALUE - 101.6%
                   (Cost $3,245,954)                                $ 3,651,326

                  LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6%)        (55,954)
                                                                    -----------

                  NET ASSETS - 100.0%                               $ 3,595,372
                                                                    ===========

 (a) Non-income producing security.

 See accompanying notes to financial statements.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

The Profit Value Fund (the Fund) is a diversified series of Profit Funds Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 14, 1996. The public offering of shares of the Fund commenced on November 15, 1996. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund seeks a high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies (that is, companies having a market capitalization exceeding $10 billion). Dividend income is only an incidental consideration to the Fund's investment objective.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The maximum offering price per share of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The redemption price per share of the Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Distributions to shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the years ended September 30, 2003 and 2002.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2003:


                  Cost of portfolio investments           $    3,245,954
                                                          ==============
                  Gross unrealized appreciation           $      658,151

                  Gross unrealized depreciation                 (252,779)
                                                          --------------
                  Net unrealized appreciation             $      405,372

                  Capital loss carryforward                     (233,112)
                                                          --------------
                  Accumulated earnings                    $      172,260
                                                          ==============

The capital loss carryforward, of which $40,162 expires September 30, 2010 and $192,950 expires September 30, 2011, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended September 30, 2003, the Fund reclassified its net investment loss of $74,144 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

2.  INVESTMENT TRANSACTIONS

During the year ended September 30, 2003, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $974,807 and $1,414,816, respectively.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

3.  TRANSACTIONS WITH AFFILIATES

The President of the Trust is also the President of Investor Resources Group, LLC, d.b.a. Profit Investment Management (the Adviser). Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC (the Underwriter), the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund.

Pursuant to an Expense Limitation Agreement, the Adviser contractually agreed, until February 1, 2003, to waive a portion of its advisory fees and if necessary, reimburse a portion of the Fund's operating expenses so that the Fund's ordinary operating expenses through such date did not exceed 2.25% per annum of the Fund's average daily net assets (the Cap). As a result of the Cap, the Adviser waived its entire investment advisory fee of $13,513 and reimbursed the Fund for $23,929 of other operating expenses during the period from October 1, 2002 through February 1, 2003. Additionally, during the period from February 1, 2003 through September 30, 2003, the Adviser voluntarily waived its entire investment advisory fee of $27,170.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The foregoing fee is being discounted by 25% until October 29, 2004.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. The foregoing fee is being discounted by 25% until October 29, 2004.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. The foregoing fee is being discounted by 25% until October 29, 2004. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $1,437 from underwriting commissions on the sale of shares of the Fund during the year ended September 30, 2003.

DISTRIBUTION PLAN
The Fund has adopted a Plan of Distribution (the Plan) under which the Fund may incur expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund incurred distribution expenses of $3,787 under the Plan during the year ended September 30, 2003.

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees
and Shareholders of the Profit Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Profit Value Fund (the "Fund") at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Columbus, Ohio
November 20, 2003

PROFIT VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Fund:

-------------------------------------------------------------------------------------------------------------
                                                                        POSITION HELD
TRUSTEE                  ADDRESS                                  AGE   WITH THE TRUST  LENGTH OF TIME SERVED
-------------------------------------------------------------------------------------------------------------
*Eugene A. Profit        8720 Georgia Avenue, Suite 808           39    President and   Since June 1996
                         Silver Spring, MD  20910                       Trustee
-------------------------------------------------------------------------------------------------------------
Larry E. Jennings, Jr.   250 South President Street, Suite 150    40    Trustee         Since October 1996
                         Baltimore, MD  21202
-------------------------------------------------------------------------------------------------------------
Robert M. Milanicz       750 First Street, NE                     55    Trustee         Since October 1996
                         Washington, DC  20002
-------------------------------------------------------------------------------------------------------------
Deborah T. Owens         9575 Sea Shadow                          44    Trustee         Since October 1998
                         Columbia, MD  21046
-------------------------------------------------------------------------------------------------------------
Robert G. Dorsey         135 Merchant Street, Suite 230,          46    Vice President  Since October 2001
                         Cincinnati, OH 45246
-------------------------------------------------------------------------------------------------------------
Mark J. Seger            135 Merchant Street, Suite 230,          41    Treasurer       Since October 2001
                         Cincinnati, OH 45246
-------------------------------------------------------------------------------------------------------------
John F. Splain           135 Merchant Street, Suite 230,          47    Secretary       Since October 2001
                         Cincinnati, OH 45246
-------------------------------------------------------------------------------------------------------------

* Mr. Profit, as an affiliated person of the Adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees the one portfolio of the Trust. The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

Eugene A. Profit is President and Chief Executive Officer of the Adviser.

Larry E. Jennings, Jr. is Managing Director and Chief Executive Officer of Carnegie Morgan Co. (a privately held investment firm).

Robert M. Milanicz is Assistant Controller of the American Psychological Association. He was previously Comptroller with the American Psychiatric Association.

Deborah T. Owens is the President of Owens Media Group, LLC (a company that develops investment education programs) and a Radio Talk Show Host and Seminar Presenter.

Robert G. Dorsey is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was President of Countrywide Fund Services, Inc. (a mutual fund services company).

PROFIT VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Mark J. Seger is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President of Countrywide Fund Services, Inc.

John F. Splain is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President and Secretary of Countrywide Fund Services, Inc. and affiliated companies.

Additional information about the Board of Trustees and Executive Officers may be found in the Fund's Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-744-2337.












A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll-free 1-888-744-2337, or on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Pursuant to Item 10(a), a copy of its code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted an express or implied waiver from the provisions of the code of ethics.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Larry E. Jennings, Jr. Mr. Jennings is "independent" for purposes of this Item.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES


Not required


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8.   [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto


Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


Exhibit 99.CODE.ETH      Code of Ethics

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Profit Funds Investment Trust
              ------------------------------------------------------------------



By (Signature and Title)*   /s/ Eugene A. Profit
                           -----------------------------------------------------
                           Eugene A. Profit, President


Date   December 1, 2003
       ------------------------------






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*   /s/ Eugene A. Profit
                           -----------------------------------------------------
                           Eugene A. Profit, President


Date   December 1, 2003
       ------------------------------




By (Signature and Title)*   /s/ Mark J. Seger
                           -----------------------------------------------------
                           Mark J. Seger, Treasurer


Date   December 1, 2003
       ------------------------------




* Print the name and title of each signing officer under his or her signature.